Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Financial assets	$ 143,061	$ 137,691
Total Reinsurance assets	4,141	4,028
Credit risk | Gross exposure
Disclosure of external credit grades [line items]
Less: negative reinsurance assets	1,272	874
Total Reinsurance assets	4,141	4,028
Credit risk | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	5,413	4,902
Credit risk | Gross exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,442	1,241
Credit risk | Gross exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,760	1,632
Credit risk | Gross exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	203	157
Credit risk | Gross exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,677	1,539
Credit risk | Gross exposure | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	0	257
Credit risk | Gross exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	252	0
Credit risk | Gross exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	79	76
Credit risk | Collateral | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,985	1,820
Credit risk | Collateral | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	6	4
Credit risk | Collateral | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	83	99
Credit risk | Collateral | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	132	116
Credit risk | Collateral | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,617	1,455
Credit risk | Collateral | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	0	74
Credit risk | Collateral | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	72	0
Credit risk | Collateral | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	75	72
Credit risk | Net exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	3,428	3,082
Credit risk | Net exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,436	1,237
Credit risk | Net exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,677	1,533
Credit risk | Net exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	71	41
Credit risk | Net exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	60	84
Credit risk | Net exposure | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	0	183
Credit risk | Net exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	180	0
Credit risk | Net exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	$ 4	$ 4